Long-term loan - Disclosure of long-term loan obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Beginning balance	$ 15,118	$ 14,818
Accrued interest	1,755	1,502
Interest paid	(1,436)	1,201
Other	(38)	0
Ending balance	$ 15,400	$ 15,118